Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 466,722	¥ 414,572
Borrowings, secured liabilities	¥ 1,983	¥ 2,460
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	0.27%	(0.18%)
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	4.90%	5.43%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 371,807	¥ 339,878
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 22,313	¥ 27,685